Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2019
Equity [abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Re-measurement gain or (loss) on defined benefit plans:
Amounts arising during the year	¥23,242	¥1,156	¥(14,906)
Tax effects	(7,688)	(432)	3,241
Re-measurement gain or (loss) on defined benefit plans	¥15,554	¥724	¥(11,665)

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥(51,252)	¥8,125	¥42,939
Reclassification adjustments to profit or (loss)	22	39,964	(3,134)
Before tax effects	(51,230)	48,089	39,805
Tax effects	(590)	(1,478)	(5,166)
Exchange differences on translation of foreign operations	¥(51,820)	¥46,611	¥34,639

Net changes on revaluation of available-for-sale financial assets
Amounts arising during the year	¥12,485	¥24,413	¥—
Reclassification adjustments to profit or (loss)	22	(23,773)	—
Before tax effects	12,507	640	—
Tax effects	(2,986)	4,074	—
Net changes on revaluation of available-for-sale financial assets	¥9,521	¥4,714	¥—

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥—	¥—	¥7,202
Tax effects	—	—	(1,202)
Changes in fair value of financial assets measured at fair value through OCI	¥—	¥—	¥6,000

Cash flow hedges:
Amounts arising during the year	¥7,254	¥(1,460)	¥(28,063)
Reclassification adjustments to profit or (loss)	(418)	4,240	(6,363)
Before tax effects	6,836	2,780	(34,426)
Tax effects	(2,202)	(861)	633
Cash flow hedges	¥4,634	¥1,919	¥(33,793)

Hedging cost:
Amounts arising during the year	¥(321)	¥3,130	¥(4,088)
Reclassification adjustments to profit or (loss)	—	(815)	(908)
Before tax effects	(321)	2,315	(4,996)
Tax effects	99	(709)	87
Hedging cost	¥(222)	¥1,606	¥(4,909)

Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	¥(38)	¥295	¥(101)
Reclassification adjustments to profit or (loss)	—	87	7
Before tax effects	(38)	382	(94)
Tax effects	—	—	—
Share of other comprehensive income of investments accounted for using the equity method	¥(38)	¥382	¥(94)
Total other comprehensive income (loss) for the year	¥(22,371)	¥55,956	¥(9,822)